Notes Payable and Line of Credit (Details Narrative) - USD ($)					1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended
	Apr. 08, 2015	Mar. 02, 2015	Jan. 09, 2015	Sep. 19, 2013	Apr. 15, 2015	Feb. 28, 2015	Feb. 27, 2015	Jan. 26, 2015	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 27, 2015	May. 01, 2015	Mar. 27, 2015	Mar. 15, 2015	Sep. 20, 2013
Debt Instrument [Line Items]
Proceeds from convertible notes payable								$ 78,750
Interest rate on debt								8.00%
Percentage of lowest closing bid prices			50.00%					58.00%
Common stock, par value (in dollars per share)										$ 0.001	$ 0.001	$ 0.001					$ 0.001
Convertible notes issued to an investor group			$ 125,000
Additional convertible notes issued						$ 25,000
Maturity period			1 year					1 year			1 year	1 year
Interest rate			10.00%
Issuance of warrants			33,333
Strike price of warrants			$ 6
Warrants exercisable period			5 years
Banking advisory fee as common stock issued (in shares)			11,667
Banking advisory fee as common stock issued			$ 50,090
Fair value of the derivative liability										$ 967,002
Issuance of common stock for debt										$ 584,218	$ 2,303,082	$ 532,564
Issuance of common stock for debt (in shares)										72,942	150,316	10,215
Accrued interest										$ 24,632
Loss on conversion of debt										0
Convertible debt, accrued interest converted										66,089
Five Unsecured Short Term Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from convertible notes payable											$ 223,488
Maturity period											6 months
Annual interest, maximum											12.00%
Unsecured Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from convertible notes payable										874,014	$ 1,916,950	$ 1,004,410
Issuance of common stock for debt (in shares)				50							12,794	1,257
Loss on conversion of debt											$ 553,182
Convertible debt, accrued interest converted											1,855,290	$ 841,362
Convertible notes payable											$ 1,042,904	$ 650,762
Annual interest, minimum											0.00%	0.00%
Annual interest, maximum											12.00%	12.00%
Beneficial conversion feature											$ 860,697	$ 581,887
Convertible debt, shares issued											150,316	10,215
Prinicipal amount repayment, total											$ 61,537	$ 1,876
Convertible debt, principal amount converted										$ 616,222	1,630,302	532,559
Warrants issued											1,667
Common shares issued											656,671	361,816
Warrants issued											$ 656,671	$ 361,816
Unsecured Convertible Notes Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Conversion price (in dollars per share)											$ 12
Maturity period											1 year
Unsecured Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Conversion price (in dollars per share)											$ 180
Maturity period											6 months
Backend Note [Member]
Debt Instrument [Line Items]
Proceeds from convertible notes payable								$ 78,750
Interest rate on debt								8.00%
Percentage of lowest closing bid prices								58.00%
Maturity period								1 year
Magna Equities I LLC [Member]
Debt Instrument [Line Items]
Proceeds from convertible notes payable	$ 200,000	$ 200,000
Percentage of lowest closing bid prices	40.00%	40.00%
Aggregate principal amount	$ 200,000	$ 200,000												$ 53,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Accrued interest percentage		135.00%
Additional purchases		$ 1,000,000
Magna Equities I LLC [Member]
Debt Instrument [Line Items]
Aggregate principal amount														$ 200,000
Magna Equities II Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount													$ 85,000		$ 29,500	$ 15,000
Rocket Hub [Member]
Debt Instrument [Line Items]
Maturity date					Apr. 27, 2015
Rocket Hub [Member]
Debt Instrument [Line Items]
Conversion price (in dollars per share)					$ 1.1751
Aggregate principal amount					$ 255,000
Common stock, par value (in dollars per share)					$ 0.001
Accrued interest percentage					0.25%
Convertible notes payable					$ 95,000
Rocket Hub [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Conversion price (in dollars per share)					$ 0.70
Convertible notes payable					$ 10,000
Maturity date					May 31, 2016
Rocket Hub [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Conversion price (in dollars per share)					$ 0.70
Convertible notes payable					$ 150,000
Maturity date					Aug. 31, 2015
Magna Equities II, LLC [Member]
Debt Instrument [Line Items]
Proceeds from convertible notes payable		$ 75,000					$ 100,000		$ 175,000
Interest rate on debt									12.00%
Percentage of lowest closing bid prices									40.00%